Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Assets [Abstract]
Schedule of Presented the Category of Deferred Tax Assets

The followings presented the category of deferred tax assets recognized by the Group and movements thereon:

	Tax losses	Depreciation	Others	Total
	USD’000	USD’000	USD’000	USD’000
As of 1/1/2024	84	358	46	488
Movement for the year	—	172	(49)	123
Exchange adjustments	(2)	(13)	—	(15)

As of 31/12/2024	82	517	(3)	596
Movement for the year	(83)	190	6	113
Exchange adjustments	1	28	—	29
As of 31/12/2025	—	735	3	738